Invesco V.I. S&P 500 Index Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2019
invesco.com/us
MS-VISPI-QTR-1   03/19
Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.47%
Advertising–0.10%
Interpublic Group of Cos., Inc. (The)	1,400	$29,414
Omnicom Group, Inc.	819	59,779
		89,193
Aerospace & Defense–2.53%
Arconic, Inc.	1,537	29,372
Boeing Co. (The)	1,907	727,368
General Dynamics Corp.	983	166,402
Harris Corp.	423	67,557
Huntington Ingalls Industries, Inc.	153	31,702
L3 Technologies, Inc.	284	58,609
Lockheed Martin Corp.	891	267,443
Northrop Grumman Corp.	616	166,074
Raytheon Co.	1,025	186,632
Textron, Inc.	851	43,112
TransDigm Group, Inc. (b)	176	79,902
United Technologies Corp.	2,942	379,194
		2,203,367
Agricultural & Farm Machinery–0.21%
Deere & Co.	1,159	185,255
Agricultural Products–0.10%
Archer-Daniels-Midland Co.	2,020	87,123
Air Freight & Logistics–0.61%
C.H. Robinson Worldwide, Inc.	505	43,930
Expeditors International of Washington, Inc.	633	48,045
FedEx Corp.	873	158,371
United Parcel Service, Inc., Class B	2,526	282,255
		532,601
Airlines–0.40%
Alaska Air Group, Inc.	458	25,703
American Airlines Group, Inc.	1,477	46,909
Delta Air Lines, Inc.	2,248	116,109
Southwest Airlines Co.	1,805	93,698
United Continental Holdings, Inc. (b)	813	64,861
		347,280
Alternative Carriers–0.05%
CenturyLink, Inc.	3,467	41,569
Apparel Retail–0.50%
Foot Locker, Inc.	413	25,028
Gap, Inc. (The)	801	20,970
L Brands, Inc.	833	22,974
Ross Stores, Inc.	1,345	125,220
Shares		Value
Apparel Retail–(continued)
TJX Cos., Inc. (The)	4,492	$239,019
		433,211
Apparel, Accessories & Luxury Goods–0.31%
Capri Holdings Ltd.	543	24,842
Hanesbrands, Inc.	1,329	23,763
PVH Corp.	272	33,170
Ralph Lauren Corp.	195	25,288
Tapestry, Inc.	1,045	33,952
Under Armour, Inc., Series A(b)	669	14,143
Under Armour, Inc., Series C(b)	722	13,624
VF Corp.	1,172	101,858
		270,640
Application Software–1.73%
Adobe Inc. (b)	1,770	471,687
ANSYS, Inc. (b)	304	55,544
Autodesk, Inc. (b)	794	123,721
Cadence Design Systems, Inc. (b)	1,016	64,526
Citrix Systems, Inc.	454	45,246
Intuit, Inc.	940	245,725
salesforce.com, inc. (b)	2,776	439,635
Synopsys, Inc. (b)	537	61,836
		1,507,920
Asset Management & Custody Banks–0.86%
Affiliated Managers Group, Inc.	196	20,994
Ameriprise Financial, Inc.	491	62,897
Bank of New York Mellon Corp. (The)	3,179	160,317
BlackRock, Inc.	441	188,470
Franklin Resources, Inc.	1,072	35,526
Invesco Ltd. (c)	1,419	27,401
Northern Trust Corp.	797	72,057
State Street Corp.	1,367	89,962
T. Rowe Price Group, Inc.	866	86,704
		744,328
Auto Parts & Equipment–0.12%
Aptiv PLC	949	75,436
BorgWarner, Inc.	762	29,268
		104,704
Automobile Manufacturers–0.35%
Ford Motor Co.	14,192	124,606
General Motors Co.	4,758	176,522
		301,128
Automotive Retail–0.33%
Advance Auto Parts, Inc.	260	44,338
AutoZone, Inc. (b)	90	92,171
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Automotive Retail–(continued)
CarMax, Inc. (b)	628	$43,834
O’Reilly Automotive, Inc. (b)	284	110,277
		290,620
Biotechnology–2.32%
AbbVie Inc.	5,355	431,560
Alexion Pharmaceuticals, Inc. (b)	811	109,631
Amgen, Inc.	2,258	428,975
Biogen, Inc. (b)	714	168,775
Celgene Corp. (b)	2,549	240,473
Gilead Sciences, Inc.	4,630	300,996
Incyte Corp. (b)	638	54,874
Regeneron Pharmaceuticals, Inc. (b)	284	116,616
Vertex Pharmaceuticals, Inc. (b)	927	170,522
		2,022,422
Brewers–0.05%
Molson Coors Brewing Co., Class B	687	40,980
Broadcasting–0.20%
CBS Corp., Class B	1,261	59,935
Discovery, Inc., Class A(b)	580	15,672
Discovery, Inc., Class C(b)	1,313	33,376
Fox Corp., Class A(b)	1,280	46,989
Fox Corp., Class B(b)	585	20,990
		176,962
Building Products–0.29%
A.O. Smith Corp.	517	27,567
Allegion PLC	344	31,204
Fortune Brands Home & Security, Inc.	519	24,710
Johnson Controls International PLC	3,331	123,047
Masco Corp.	1,068	41,983
		248,511
Cable & Satellite–1.03%
Charter Communications, Inc., Class A	629	218,207
Comcast Corp., Class A	16,399	655,632
DISH Network Corp., Class A(b)	831	26,334
		900,173
Casinos & Gaming–0.10%
MGM Resorts International	1,851	47,497
Wynn Resorts, Ltd.	351	41,881
		89,378
Commodity Chemicals–0.11%
LyondellBasell Industries N.V., Class A	1,104	92,824
Communications Equipment–1.23%
Arista Networks, Inc. (b)	188	59,118
Cisco Systems, Inc.	15,982	862,868
F5 Networks, Inc. (b)	221	34,682
Juniper Networks, Inc.	1,243	32,902
Shares		Value
Communications Equipment–(continued)
Motorola Solutions, Inc.	594	$83,410
		1,072,980
Computer & Electronics Retail–0.07%
Best Buy Co., Inc.	843	59,904
Construction & Engineering–0.08%
Fluor Corp.	509	18,731
Jacobs Engineering Group, Inc.	437	32,858
Quanta Services, Inc.	513	19,361
		70,950
Construction Machinery & Heavy Trucks–0.56%
Caterpillar, Inc.	2,089	283,038
Cummins, Inc.	525	82,882
PACCAR, Inc.	1,259	85,788
Wabtec Corp.	490	36,123
		487,831
Construction Materials–0.12%
Martin Marietta Materials, Inc.	225	45,265
Vulcan Materials Co.	479	56,714
		101,979
Consumer Electronics–0.04%
Garmin Ltd.	441	38,080
Consumer Finance–0.66%
American Express Co.	2,510	274,343
Capital One Financial Corp.	1,707	139,445
Discover Financial Services	1,191	84,751
Synchrony Financial	2,383	76,018
		574,557
Copper–0.08%
Freeport-McMoRan Inc.	5,293	68,227
Data Processing & Outsourced Services–3.63%
Alliance Data Systems Corp.	165	28,872
Automatic Data Processing, Inc.	1,577	251,910
Broadridge Financial Solutions, Inc.	427	44,276
Fidelity National Information Services, Inc.	1,179	133,345
Fiserv, Inc. (b)	1,421	125,446
FleetCor Technologies, Inc. (b)	311	76,689
Global Payments, Inc.	569	77,680
Jack Henry & Associates, Inc.	282	39,125
Mastercard, Inc., Class A	3,275	771,099
Paychex, Inc.	1,151	92,310
PayPal Holdings, Inc. (b)	4,259	442,254
Total System Services, Inc.	590	56,056
Visa, Inc., Class A	6,353	992,275
Western Union Co. (The)	1,601	29,570
		3,160,907
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Department Stores–0.10%
Kohl’s Corp.	594	$40,849
Macy’s, Inc.	1,132	27,202
Nordstrom, Inc.	425	18,862
		86,913
Distillers & Vintners–0.16%
Brown-Forman Corp., Class B	615	32,460
Constellation Brands, Inc., Class A	604	105,899
		138,359
Distributors–0.11%
Genuine Parts Co.	532	59,600
LKQ Corp. (b)	1,144	32,467
		92,067
Diversified Banks–4.15%
Bank of America Corp.	32,615	899,848
Citigroup Inc.	8,537	531,172
JPMorgan Chase & Co.	11,887	1,203,321
U.S. Bancorp	5,477	263,937
Wells Fargo & Co.	14,866	718,325
		3,616,603
Diversified Chemicals–0.05%
Eastman Chemical Co.	515	39,078
Diversified Support Services–0.12%
Cintas Corp.	311	62,856
Copart, Inc. (b)	728	44,110
		106,966
Drug Retail–0.21%
Walgreens Boots Alliance, Inc.	2,898	183,356
Electric Utilities–1.96%
Alliant Energy Corp.	866	40,815
American Electric Power Co., Inc.	1,790	149,913
Duke Energy Corp.	2,638	237,420
Edison International	1,183	73,251
Entergy Corp.	688	65,793
Evergy, Inc.	924	53,638
Eversource Energy	1,141	80,954
Exelon Corp.	3,520	176,458
FirstEnergy Corp.	1,828	76,063
NextEra Energy, Inc.	1,735	335,410
Pinnacle West Capital Corp.	405	38,710
PPL Corp.	2,596	82,397
Southern Co. (The)	3,756	194,110
Xcel Energy, Inc.	1,852	104,101
		1,709,033
Electrical Components & Equipment–0.48%
AMETEK, Inc.	824	68,367
Eaton Corp. PLC	1,537	123,821
Emerson Electric Co.	2,230	152,688
Shares		Value
Electrical Components & Equipment–(continued)
Rockwell Automation, Inc.	434	$76,150
		421,026
Electronic Components–0.23%
Amphenol Corp., Class A	1,085	102,467
Corning, Inc.	2,855	94,501
		196,968
Electronic Equipment & Instruments–0.10%
FLIR Systems, Inc.	506	24,075
Keysight Technologies, Inc. (b)	684	59,645
		83,720
Electronic Manufacturing Services–0.14%
IPG Photonics Corp. (b)	131	19,883
TE Connectivity Ltd.	1,236	99,807
		119,690
Environmental & Facilities Services–0.27%
Republic Services, Inc.	782	62,857
Rollins, Inc.	537	22,350
Waste Management, Inc.	1,413	146,825
		232,032
Fertilizers & Agricultural Chemicals–0.12%
CF Industries Holdings, Inc.	809	33,072
FMC Corp.	496	38,102
Mosaic Co. (The)	1,296	35,394
		106,568
Financial Exchanges & Data–0.92%
Cboe Global Markets, Inc.	403	38,462
CME Group, Inc., Class A	1,298	213,625
Intercontinental Exchange, Inc.	2,053	156,315
Moody’s Corp.	600	108,654
MSCI, Inc.	306	60,845
Nasdaq, Inc.	420	36,746
S&P Global, Inc.	903	190,127
		804,774
Food Distributors–0.13%
Sysco Corp.	1,723	115,027
Food Retail–0.08%
Kroger Co. (The)	2,876	70,750
Footwear–0.44%
NIKE, Inc., Class B	4,570	384,840
Gas Utilities–0.05%
Atmos Energy Corp.	429	44,157
General Merchandise Stores–0.41%
Dollar General Corp.	954	113,812
Dollar Tree, Inc. (b)	857	90,019
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
General Merchandise Stores–(continued)
Target Corp.	1,894	$152,013
		355,844
Gold–0.08%
Newmont Mining Corp.	1,937	69,286
Health Care Distributors–0.24%
AmerisourceBergen Corp.	575	45,724
Cardinal Health, Inc.	1,073	51,665
Henry Schein, Inc. (b)	548	32,940
McKesson Corp.	703	82,293
		212,622
Health Care Equipment–3.26%
Abbott Laboratories	6,376	509,697
ABIOMED, Inc. (b)	163	46,551
Baxter International Inc.	1,730	140,666
Becton, Dickinson and Co.	976	243,737
Boston Scientific Corp. (b)	5,031	193,090
Danaher Corp.	2,280	301,006
Edwards Lifesciences Corp. (b)	752	143,880
Hologic, Inc. (b)	970	46,948
IDEXX Laboratories, Inc. (b)	314	70,210
Intuitive Surgical, Inc. (b)	415	236,791
Medtronic PLC	4,869	443,469
ResMed, Inc.	517	53,753
Stryker Corp.	1,118	220,827
Teleflex Inc.	167	50,461
Varian Medical Systems, Inc. (b)	327	46,342
Zimmer Biomet Holdings, Inc.	742	94,753
		2,842,181
Health Care Facilities–0.19%
HCA Healthcare, Inc.	967	126,077
Universal Health Services Inc., Class B	306	40,934
		167,011
Health Care REITs–0.28%
HCP, Inc.	1,720	53,836
Ventas, Inc.	1,284	81,932
Welltower Inc.	1,402	108,795
		244,563
Health Care Services–0.69%
Cigna Corp.	1,379	221,771
CVS Health Corp.	4,709	253,956
DaVita, Inc. (b)	463	25,136
Laboratory Corp. of America Holdings (b)	362	55,379
Quest Diagnostics, Inc.	489	43,971
		600,213
Health Care Supplies–0.19%
Align Technology, Inc. (b)	266	75,632
Cooper Cos., Inc. (The)	177	52,422
Shares		Value
Health Care Supplies–(continued)
DENTSPLY SIRONA, Inc.	801	$39,721
		167,775
Health Care Technology–0.08%
Cerner Corp. (b)	1,177	67,336
Home Furnishings–0.06%
Leggett & Platt, Inc.	476	20,097
Mohawk Industries, Inc. (b)	226	28,510
		48,607
Home Improvement Retail–1.27%
Home Depot, Inc. (The)	4,100	786,749
Lowe’s Cos., Inc.	2,907	318,229
		1,104,978
Homebuilding–0.15%
D.R. Horton, Inc.	1,247	51,601
Lennar Corp., Class A	1,037	50,906
PulteGroup, Inc.	948	26,506
		129,013
Hotel & Resort REITs–0.06%
Host Hotels & Resorts, Inc.	2,716	51,332
Hotels, Resorts & Cruise Lines–0.47%
Carnival Corp.	1,442	73,138
Hilton Worldwide Holdings, Inc.	1,068	88,761
Marriott International, Inc., Class A	1,020	127,592
Norwegian Cruise Line Holdings Ltd. (b)	790	43,418
Royal Caribbean Cruises Ltd.	625	71,638
		404,547
Household Appliances–0.04%
Whirlpool Corp.	229	30,432
Household Products–1.67%
Church & Dwight Co., Inc.	886	63,110
Clorox Co. (The)	465	74,614
Colgate-Palmolive Co.	3,126	214,256
Kimberly-Clark Corp.	1,247	154,503
Procter & Gamble Co. (The)	9,085	945,294
		1,451,777
Housewares & Specialties–0.03%
Newell Brands, Inc.	1,411	21,645
Human Resource & Employment Services–0.03%
Robert Half International, Inc.	437	28,475
Hypermarkets & Super Centers–1.02%
Costco Wholesale Corp.	1,598	386,940
Walmart, Inc.	5,168	504,035
		890,975
Independent Power Producers & Energy Traders–0.10%
AES Corp. (The)	2,441	44,133
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Independent Power Producers & Energy Traders–(continued)
NRG Energy, Inc.	1,019	$43,287
		87,420
Industrial Conglomerates–1.49%
3M Co.	2,090	434,260
General Electric Co. (d)	31,606	315,744
Honeywell International Inc.	2,646	420,502
Roper Technologies, Inc.	376	128,581
		1,299,087
Industrial Gases–0.58%
Air Products and Chemicals, Inc.	797	152,195
Linde PLC (United Kingdom)	2,000	351,860
		504,055
Industrial Machinery–0.78%
Dover Corp.	526	49,339
Flowserve Corp.	474	21,396
Fortive Corp.	1,058	88,756
Illinois Tool Works, Inc.	1,099	157,739
Ingersoll-Rand PLC	884	95,428
Parker-Hannifin Corp.	469	80,490
Pentair PLC (United Kingdom)	574	25,549
Snap-on, Inc.	204	31,930
Stanley Black & Decker, Inc.	543	73,940
Xylem, Inc.	652	51,534
		676,101
Industrial REITs–0.24%
Duke Realty Corp.	1,319	40,335
Prologis, Inc.	2,288	164,622
		204,957
Insurance Brokers–0.52%
Aon PLC	867	147,997
Arthur J. Gallagher & Co.	661	51,624
Marsh & McLennan Cos., Inc.	1,833	172,119
Willis Towers Watson PLC	467	82,028
		453,768
Integrated Oil & Gas–2.61%
Chevron Corp.	6,898	849,696
Exxon Mobil Corp.	15,383	1,242,946
Occidental Petroleum Corp.	2,721	180,130
		2,272,772
Integrated Telecommunication Services–1.97%
AT&T Inc.	26,449	829,441
Verizon Communications, Inc.	15,003	887,127
		1,716,568
Interactive Home Entertainment–0.32%
Activision Blizzard, Inc.	2,772	126,209
Electronic Arts, Inc. (b)	1,088	110,574
Shares		Value
Interactive Home Entertainment–(continued)
Take-Two Interactive Software, Inc. (b)	414	$39,069
		275,852
Interactive Media & Services–4.75%
Alphabet, Inc., Class A(b)	1,086	1,278,102
Alphabet, Inc., Class C(b)	1,115	1,308,241
Facebook, Inc., Class A(b)	8,662	1,443,869
TripAdvisor, Inc. (b)	373	19,191
Twitter, Inc. (b)	2,629	86,441
		4,135,844
Internet & Direct Marketing Retail–3.58%
Amazon.com, Inc. (b)	1,497	2,665,783
Booking Holdings, Inc. (b)	163	284,420
eBay, Inc.	3,121	115,914
Expedia Group, Inc.	426	50,694
		3,116,811
Internet Services & Infrastructure–0.13%
Akamai Technologies, Inc. (b)	597	42,811
VeriSign, Inc. (b)	382	69,356
		112,167
Investment Banking & Brokerage–0.81%
Charles Schwab Corp. (The)	4,306	184,125
E*TRADE Financial Corp.	894	41,508
Goldman Sachs Group, Inc. (The)	1,246	239,219
Morgan Stanley	4,701	198,382
Raymond James Financial, Inc.	470	37,793
		701,027
IT Consulting & Other Services–1.29%
Accenture PLC, Class A	2,313	407,134
Cognizant Technology Solutions Corp., Class A	2,087	151,203
DXC Technology Co.	973	62,574
Gartner, Inc. (b)	326	49,448
International Business Machines Corp.	3,226	455,188
		1,125,547
Leisure Products–0.06%
Hasbro Inc.	426	36,219
Mattel, Inc. (b)	1,227	15,951
		52,170
Life & Health Insurance–0.67%
Aflac, Inc.	2,723	136,150
Brighthouse Financial, Inc. (b)	442	16,040
Lincoln National Corp.	741	43,497
MetLife, Inc.	3,457	147,165
Principal Financial Group, Inc.	939	47,128
Prudential Financial, Inc.	1,488	136,717
Torchmark Corp.	369	30,240
Unum Group	798	26,996
		583,933
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Life Sciences Tools & Services–1.04%
Agilent Technologies, Inc.	1,148	$92,276
Illumina, Inc. (b)	533	165,598
IQVIA Holdings, Inc. (b)	570	81,994
Mettler-Toledo International, Inc. (b)	91	65,793
PerkinElmer, Inc.	400	38,544
Thermo Fisher Scientific, Inc.	1,461	399,905
Waters Corp. (b)	259	65,193
		909,303
Managed Health Care–1.59%
Anthem, Inc.	931	267,178
Centene Corp. (b)	1,499	79,597
Humana Inc.	493	131,138
UnitedHealth Group Inc.	3,483	861,207
WellCare Health Plans, Inc. (b)	182	49,094
		1,388,214
Metal & Glass Containers–0.08%
Ball Corp.	1,222	70,705
Motorcycle Manufacturers–0.02%
Harley-Davidson, Inc.	579	20,647
Movies & Entertainment–1.50%
Netflix, Inc. (b)	1,584	564,791
Viacom, Inc., Class B	1,273	35,733
Walt Disney Co. (The)	6,354	705,514
		1,306,038
Multi-line Insurance–0.31%
American International Group, Inc.	3,156	135,897
Assurant, Inc.	195	18,508
Hartford Financial Services Group, Inc. (The)	1,300	64,636
Loews Corp.	994	47,642
		266,683
Multi-Sector Holdings–1.65%
Berkshire Hathaway, Inc., Class B(b)	7,064	1,419,087
Jefferies Financial Group, Inc.	935	17,569
		1,436,656
Multi-Utilities–1.08%
Ameren Corp.	879	64,650
CenterPoint Energy, Inc.	1,806	55,444
CMS Energy Corp.	1,025	56,928
Consolidated Edison, Inc.	1,165	98,804
Dominion Energy, Inc.	2,901	222,391
DTE Energy Co.	655	81,705
NiSource Inc.	1,352	38,748
Public Service Enterprise Group, Inc.	1,821	108,186
Sempra Energy	994	125,105
WEC Energy Group Inc.	1,136	89,835
		941,796
Shares		Value
Office REITs–0.23%
Alexandria Real Estate Equities, Inc.	409	$58,307
Boston Properties, Inc.	555	74,303
SL Green Realty Corp.	306	27,516
Vornado Realty Trust	627	42,285
		202,411
Oil & Gas Drilling–0.03%
Helmerich & Payne, Inc.	405	22,502
Oil & Gas Equipment & Services–0.50%
Baker Hughes, a GE Co., Class A	1,850	51,282
Halliburton Co.	3,158	92,529
National Oilwell Varco, Inc.	1,387	36,950
Schlumberger Ltd.	5,031	219,200
TechnipFMC PLC (United Kingdom)	1,559	36,668
		436,629
Oil & Gas Exploration & Production–1.26%
Anadarko Petroleum Corp.	1,817	82,637
Apache Corp.	1,387	48,074
Cabot Oil & Gas Corp.	1,536	40,090
Cimarex Energy Co.	368	25,723
Concho Resources, Inc.	721	80,002
ConocoPhillips	4,118	274,835
Devon Energy Corp.	1,579	49,833
Diamondback Energy, Inc.	555	56,349
EOG Resources, Inc.	2,105	200,354
Hess Corp.	923	55,592
Marathon Oil Corp.	3,019	50,448
Noble Energy, Inc.	1,729	42,758
Pioneer Natural Resources Co.	613	93,348
		1,100,043
Oil & Gas Refining & Marketing–0.52%
HollyFrontier Corp.	570	28,084
Marathon Petroleum Corp.	2,445	146,333
Phillips 66	1,528	145,420
Valero Energy Corp.	1,515	128,517
		448,354
Oil & Gas Storage & Transportation–0.43%
Kinder Morgan, Inc.	7,068	141,431
ONEOK, Inc.	1,482	103,503
Williams Cos., Inc. (The)	4,396	126,253
		371,187
Packaged Foods & Meats–1.04%
Campbell Soup Co.	717	27,339
Conagra Brands, Inc.	1,783	49,460
General Mills, Inc.	2,149	111,211
Hershey Co. (The)	504	57,874
Hormel Foods Corp.	998	44,670
JM Smucker Co. (The)	409	47,649
Kellogg Co.	923	52,962
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Packaged Foods & Meats–(continued)
Kraft Heinz Co. (The)	2,241	$73,169
Lamb Weston Holdings, Inc.	533	39,943
McCormick & Co, Inc.	445	67,030
Mondelez International, Inc., Class A	5,241	261,631
Tyson Foods, Inc., Class A	1,063	73,804
		906,742
Paper Packaging–0.23%
Avery Dennison Corp.	304	34,352
International Paper Co.	1,459	67,508
Packaging Corp. of America	348	34,584
Sealed Air Corp.	564	25,978
WestRock Co.	931	35,704
		198,126
Personal Products–0.17%
Coty, Inc., Class A	1,593	18,320
Estee Lauder Cos., Inc. (The), Class A	791	130,950
		149,270
Pharmaceuticals–4.73%
Allergan PLC	1,134	166,029
Bristol-Myers Squibb Co.	5,927	282,777
Eli Lilly and Co.	3,135	406,798
Johnson & Johnson	9,670	1,351,769
Merck & Co., Inc.	9,376	779,802
Mylan N.V. (b)	1,872	53,052
Nektar Therapeutics (b)	629	21,134
Perrigo Co. PLC	466	22,443
Pfizer Inc.	20,157	856,068
Zoetis, Inc.	1,731	174,260
		4,114,132
Property & Casualty Insurance–0.78%
Allstate Corp. (The)	1,204	113,393
Chubb Ltd.	1,660	232,533
Cincinnati Financial Corp.	551	47,331
Progressive Corp. (The)	2,119	152,759
Travelers Cos., Inc. (The)	954	130,850
		676,866
Publishing–0.03%
News Corp., Class A	1,400	17,416
News Corp., Class B	442	5,521
		22,937
Railroads–1.00%
CSX Corp.	2,812	210,394
Kansas City Southern	365	42,333
Norfolk Southern Corp.	970	181,283
Union Pacific Corp.	2,623	438,565
		872,575
Shares		Value
Real Estate Services–0.06%
CBRE Group, Inc., Class A(b)	1,133	$56,027
Regional Banks–1.13%
BB&T Corp.	2,777	129,214
Citizens Financial Group, Inc.	1,686	54,795
Comerica, Inc.	577	42,306
Fifth Third Bancorp	2,773	69,935
First Republic Bank	598	60,075
Huntington Bancshares, Inc.	3,782	47,956
KeyCorp	3,616	56,952
M&T Bank Corp.	505	79,295
People’s United Financial, Inc.	1,385	22,769
PNC Financial Services Group, Inc. (The)	1,646	201,898
Regions Financial Corp.	3,696	52,298
SunTrust Banks, Inc.	1,619	95,926
SVB Financial Group (b)	194	43,138
Zions Bancorp. N.A.	675	30,652
		987,209
Reinsurance–0.04%
Everest Re Group, Ltd.	147	31,746
Research & Consulting Services–0.27%
Equifax, Inc.	436	51,666
IHS Markit Ltd. (b)	1,319	71,727
Nielsen Holdings PLC	1,300	30,771
Verisk Analytics, Inc., Class A	592	78,736
		232,900
Residential REITs–0.45%
Apartment Investment & Management Co., Class A	569	28,615
AvalonBay Communities, Inc.	502	100,767
Equity Residential	1,342	101,079
Essex Property Trust, Inc.	237	68,550
Mid-America Apartment Communities, Inc.	409	44,716
UDR, Inc.	1,011	45,960
		389,687
Restaurants–1.25%
Chipotle Mexican Grill, Inc. (b)	89	63,217
Darden Restaurants, Inc.	446	54,176
McDonald’s Corp.	2,779	527,732
Starbucks Corp.	4,515	335,645
Yum! Brands, Inc.	1,112	110,989
		1,091,759
Retail REITs–0.47%
Federal Realty Investment Trust	272	37,495
Kimco Realty Corp.	1,562	28,897
Macerich Co. (The)	393	17,037
Realty Income Corp.	1,102	81,063
Regency Centers Corp.	618	41,709
Simon Property Group, Inc.	1,121	204,257
		410,458
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Semiconductor Equipment–0.35%
Applied Materials, Inc.	3,443	$136,549
KLA-Tencor Corp.	594	70,930
Lam Research Corp.	558	99,888
		307,367
Semiconductors–3.48%
Advanced Micro Devices, Inc. (b)	3,176	81,051
Analog Devices, Inc.	1,333	140,325
Broadcom, Inc.	1,437	432,120
Intel Corp.	16,328	876,814
Maxim Integrated Products, Inc.	992	52,745
Microchip Technology, Inc.	851	70,599
Micron Technology, Inc. (b)	4,070	168,213
NVIDIA Corp.	2,198	394,673
Qorvo, Inc. (b)	449	32,207
QUALCOMM, Inc.	4,394	250,590
Skyworks Solutions, Inc.	639	52,705
Texas Instruments, Inc.	3,407	361,380
Xilinx, Inc.	918	116,393
		3,029,815
Soft Drinks–1.56%
Coca-Cola Co. (The)	13,970	654,634
Monster Beverage Corp. (b)	1,419	77,449
PepsiCo, Inc.	5,099	624,883
		1,356,966
Specialized Consumer Services–0.02%
H&R Block, Inc.	750	17,955
Specialized REITs–1.25%
American Tower Corp., Class A	1,601	315,493
Crown Castle International Corp.	1,508	193,024
Digital Realty Trust, Inc.	754	89,726
Equinix, Inc.	302	136,854
Extra Space Storage Inc.	465	47,388
Iron Mountain Inc.	1,050	37,233
Public Storage	544	118,472
SBA Communications Corp., Class A(b)	407	81,262
Weyerhaeuser Co.	2,700	71,118
		1,090,570
Specialty Chemicals–1.09%
Albemarle Corp.	381	31,235
Celanese Corp., Series A	464	45,755
DowDuPont, Inc.	8,172	435,649
Ecolab, Inc.	915	161,534
International Flavors & Fragrances, Inc.	371	47,781
PPG Industries, Inc.	864	97,520
Sherwin-Williams Co. (The)	296	127,490
		946,964
Specialty Stores–0.18%
Tiffany & Co.	397	41,903
Shares		Value
Specialty Stores–(continued)
Tractor Supply Co.	442	$43,210
Ulta Beauty, Inc. (b)	202	70,444
		155,557
Steel–0.07%
Nucor Corp.	1,108	64,652
Systems Software–4.59%
Fortinet, Inc. (b)	525	44,084
Microsoft Corp.	27,856	3,285,337
Oracle Corp.	9,251	496,871
Red Hat, Inc. (b)	641	117,111
Symantec Corp.	2,315	53,222
		3,996,625
Technology Hardware, Storage & Peripherals–3.97%
Apple, Inc.	16,264	3,089,347
Hewlett Packard Enterprise Co.	4,999	77,135
HP, Inc.	5,567	108,167
NetApp, Inc.	907	62,891
Seagate Technology PLC	942	45,112
Western Digital Corp.	1,042	50,079
Xerox Corp.	725	23,185
		3,455,916
Tobacco–1.02%
Altria Group, Inc.	6,805	390,811
Philip Morris International, Inc.	5,643	498,785
		889,596
Trading Companies & Distributors–0.17%
Fastenal Co.	1,044	67,140
United Rentals, Inc. (b)	291	33,247
W.W. Grainger, Inc.	163	49,051
		149,438
Trucking–0.04%
JB Hunt Transport Services, Inc.	318	32,210
Water Utilities–0.08%
American Water Works Co., Inc.	658	68,603
Total Common Stocks & Other Equity Interests (Cost $26,164,518)		85,728,058

Money Market Funds–1.63%
Invesco Government & Agency Portfolio- Institutional Class, 2.33%(e)	493,049	493,049
Invesco Liquid Assets Portfolio-Institutional Class, 2.48%(e)	352,073	352,178
Invesco Treasury Portfolio-Institutional Class, 2.31%(e)	576,900	576,900
Total Money Market Funds (Cost $1,422,127)		1,422,127
TOTAL INVESTMENTS IN SECURITIES–100.10% (Cost $27,586,645)		87,150,185
OTHER ASSETS LESS LIABILITIES–(0.10)%		(85,244)
NET ASSETS–100.00%		$87,064,941
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The value of this security as of March 31,
2019 represented less than 1% of the Fund’s Net Assets. See Note 3.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	10	June-2019	$1,418,900	$33,545	$33,545
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco V.I. S&P 500 Index Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the
Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the
Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
E.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
F.
Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco V.I. S&P 500 Index Fund

The following is a summary of the tiered valuation input levels, as of March 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$85,728,058	$—	$—	$85,728,058
Money Market Funds	1,422,127	—	—	1,422,127
Total Investments in Securities	87,150,185	—	—	87,150,185
Other Investments - Assets*
Futures Contracts	33,545	—	—	33,545
Total Investments	$87,183,730	$—	$—	$87,183,730
*	Unrealized appreciation.
NOTE 3—Investments in Affiliates
The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the three months ended March 31, 2019.
	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 03/31/19	Dividend Income
Invesco Ltd.	$25,428	$–	$(1,978)	$4,547	$(596)	$27,401	$456
Invesco V.I. S&P 500 Index Fund